Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Ivo Jurek ($)	Compensation Actually Paid to Ivo Jurek¹˒² ($)	Average Summary Compensation Table Total for Non-PEO NEOs³ ($)	Average Compensation Actually Paid to Non-PEO NEOs¹˒²˒³ ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Company Selected Measure: Adjusted ROIC⁵
					TSR ($)	Peer Group TSR ($)
2022	14,402,390	23,468,581	2,840,801	2,999,906	83.22	137.30	242.5	20.0%
2021	8,772,299	11,819,941	2,711,194	3,205,263	116.05	152.59	331.3	22.4%
2020	7,680,120	6,594,375	1,841,794	1,463,484	93.07	119.52	90.0	15.2%

Company Selected Measure Name	Adjusted ROIC
Named Executive Officers, Footnote [Text Block]	Non-PEO named executive officers for each year presented are listed below.

2020	2021	2022
L. Brooks Mallard	L. Brooks Mallard	L. Brooks Mallard
Walter Lifsey	Walter Lifsey	Walter Lifsey
Grant Gawronski	Grant Gawronski	Grant Gawronski
David Wisniewski	Thomas G. Pitstick	Thomas G. Pitstick
David Naemura		Cristin C. Bracken
Roger Gaston

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P 400 MidCap Capital Goods Industry Group (“Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2022 Annual Report. The comparison assumes $100 was invested for the period starting December 27, 2019 (the last trading day of our fiscal year 2019), through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 14,402,390	$ 8,772,299	$ 7,680,120
PEO Actually Paid Compensation Amount	$ 23,468,581	11,819,941	6,594,375
Adjustment To PEO Compensation, Footnote [Text Block]	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts shown for exclusion of stock awards and option awards below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Ivo Jurek ($)	Exclusion of Stock Awards and Option Awards for Ivo Jurek ($)	Inclusion of Equity Values for Ivo Jurek ($)	CAP to Ivo Jurek ($)
2022	14,402,390	(12,104,764)	21,170,955	23,468,581
2021	8,772,299	(5,444,572)	8,492,214	11,819,941
2020	7,680,120	(4,986,291)	3,900,546	6,594,375
The amounts in the inclusion of equity values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Ivo Jurek ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Ivo Jurek ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Ivo Jurek ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Ivo Jurek ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Ivo Jurek ($)	Total - Inclusion of Equity Values for Ivo Jurek ($)
2022	10,011,181	(3,524,528)	—	14,684,302	—	21,170,955
2021	5,484,264	2,525,703	—	482,247	—	8,492,214
2020	4,833,076	(63,298)	—	(886,281)	—	3,900,546
In connection with its IPO in January of 2018, the Company assumed the 2014 Incentive Plan, including the Pre-IPO Options that were granted to our PEO and three of our other NEOs. Tiers II and IV of the Pre-IPO Options vested in March 2022 and the Tier III awards expired in July 2022. The vesting of the Tiers II, III, and IV Pre-IPO Options was considered improbable until the vesting event occurred because vesting was contingent upon events outside the Company’s control. Accordingly, once vested, the Tiers II and IV Pre-IPO Options resulted in a change in fair value for these options equal to $16,825,131 for our PEO and $1,387,112 for the average of the Non-PEO NEOs in Fiscal 2022.
For the values of equity awards included in the above tables, the valuation of certain stock option awards uses the same Black-Scholes option-pricing model with volatility assumptions that differ materially from those disclosed as of the grant date. The stock options were originally valued using a debt-levered model for the volatility assumption incorporating a weighting commensurate with the time Gates had been publicly traded. For purposes of this table, a weighted blend of Gates’ volatility and the average historical peer volatilities was used in cases where Gates’ stock price history was not sufficient to cover the expected terms of stock options being valued.

Non-PEO NEO Average Total Compensation Amount	$ 2,840,801	2,711,194	1,841,794
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,999,906	3,205,263	1,463,484
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts shown for exclusion of stock awards and option awards below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)
2022	2,840,801	(1,924,557)	2,083,662	2,999,906
2021	2,711,194	(1,286,275)	1,780,344	3,205,263
2020	1,841,794	(913,856)	535,546	1,463,484

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,463,555	(474,136)	—	1,094,243	—	2,083,662
2021	1,297,547	313,862	—	168,935	—	1,780,344
2020	914,660	(38,755)	—	(74,965)	(265,394)	535,546

Equity Valuation Assumption Difference, Footnote [Text Block]	For the values of equity awards included in the above tables, the valuation of certain stock option awards uses the same Black-Scholes option-pricing model with volatility assumptions that differ materially from those disclosed as of the grant date. The stock options were originally valued using a debt-levered model for the volatility assumption incorporating a weighting commensurate with the time Gates had been publicly traded. For purposes of this table, a weighted blend of Gates’ volatility and the average historical peer volatilities was used in cases where Gates’ stock price history was not sufficient to cover the expected terms of stock options being valued.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures
Adjusted ROIC
Adjusted EBITDA
Relative TSR
Free Cash Flow
Revenue

Total Shareholder Return Amount	$ 83.22	116.05	93.07
Peer Group Total Shareholder Return Amount	137.30	152.59	119.52
Net Income (Loss)	$ 242,500,000	$ 331,300,000	$ 90,000,000.0
Company Selected Measure Amount	0.200	0.224	0.152
PEO Name	Ivo Jurek
Additional 402(v) Disclosure [Text Block]	The amounts shown for compensation actually paid (“CAP”) above have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total for the PEO and the average of the Summary Compensation Table Totals for the non-PEO NEOs, in each case, with certain adjustments as described in footnote 2 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROIC
Non-GAAP Measure Description [Text Block]	We determined Adjusted ROIC to be the most important financial performance measure used to link the Company’s performance to CAP for our PEO and Non-PEO NEOs in 2022. More information on Adjusted ROIC can be found at the “Elements of Compensation - Long-Term Incentive Opportunity" section of the CD&A. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Equity Awards, Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 12,104,764	$ 5,444,572	$ 4,986,291
PEO [Member] | Equity Awards, Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,170,955	8,492,214	3,900,546
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	10,011,181	5,484,264	4,833,076
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(3,524,528)	2,525,703	(63,298)
PEO [Member] | Equity Awards Granted During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	14,684,302	482,247	(886,281)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,924,557	1,286,275	913,856
Non-PEO NEO [Member] | Equity Awards, Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,083,662	1,780,344	535,546
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,463,555	1,297,547	914,660
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(474,136)	313,862	(38,755)
Non-PEO NEO [Member] | Equity Awards Granted During Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,094,243	168,935	(74,965)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ (265,394)